United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23362

Thrivent Church Loan and Income Fund
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Church Loan and Income Fund
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: March 31
Date of reporting period: March 31, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that George W. Morriss and Jerry T. Golden, independent trustees, are the Audit Committee Financial Experts.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, Cohen & Company, Ltd. (“Cohen”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $85,000 for the year ended March 31, 2021 and $95,000 for the year ended March 31, 2022.

(b)

Audit-Related Fees

The aggregate fees Cohen billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2022.  The aggregate fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2022.

(c)

Tax Fees

The aggregate tax fees Cohen billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $6,000 for the year ended March 31, 2021 and $8,000 for the year ended March 31, 2022.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2022.

(d)

All Other Fees

The aggregate fees Cohen billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended March 31, 2021 and March 31, 2022.  The aggregate fees Cohen billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended March 31, 2021 and $0 for the year ended March 31, 2022.  These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that Cohen billed to registrant.

(f)

Less than 50% of the hours billed by Cohen for auditing services to registrant for the fiscal year ended March 31, 2022 were for work performed by persons other than full-time permanent employees of Cohen.

(g)

The aggregate non-audit fees billed by Cohen to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending March 31, 2021 and March 31, 2022 were $0 and $0 respectively.  These figures are also reported in response to item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise Cohen’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”) is the registrant’s investment adviser. A copy of Thrivent Asset Mgt.’s Proxy Voting Policies and Procedures Summary is attached to this filing as an exhibit and incorporated herein by reference.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a)(1)     The following information about the portfolio managers of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”) is provided as of May 27, 2022.
Frederick P. Johnson has served as Portfolio Manager of the Fund since 2018. Mr. Johnson also serves as Senior Portfolio Manager of Thrivent Financial’s church loan portfolio and has served as the Director of the Thrivent Church Financing department since 2004. Mr. Johnson has been an employee of Thrivent Financial since 1987, holding leadership roles in the mutual fund transfer agent/broker dealer from 1987 to 1994 and serving as Vice President of Investment Operations from 1995 to 2004.
Meg G. Spangler has served as the Associate Portfolio Manager of the Fund since 2018. Ms. Spangler has also served as Associate Portfolio Manager for Thrivent Financial’s church loan portfolio since 2004. She also recently served as Director of Thrivent’s Commercial Loan Servicing department, managing the ongoing servicing needs of over 2,500 loans. Ms. Spangler has actively worked with all aspects of church and commercial lending including underwriting, loan closing, and servicing.
Gregory R. Anderson has served as Portfolio Manager of the Fund since 2018. Mr. Anderson is the Vice President of Fixed Income Securities for Thrivent Financial and recently served as Senior Portfolio Manager of Thrivent Financial’s mortgage-backed securities (MBS) portfolio. He is also co-portfolio manager of certain Thrivent fixed income mutual funds. Mr. Anderson joined Thrivent Financial in 1997 and has held a variety of positions, including corporate bond investment analyst and securitized assets portfolio manager.

(a)(2)
The following table provides information relating to other accounts managed by the Portfolio Managers as of March 31, 2022.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Frederick P. Johnson	0	$0	0	$0	1	$875,778,926
Meg G. Spangler	0	$0	0	$0	1	$875,778,926
Gregory R. Anderson	10	$5,892,035,912	1	$197,261,571	2	$4,959,419,914

Portfolio managers at the investment adviser (“Thrivent Asset Mgt.”) of the registrant typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees.
In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Asset Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Asset Mgt. has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. The information regarding potential conflicts of interest was provided by Thrivent Asset Mgt. and is current as of May 27, 2022.

(a)(3)     The following is a description provided by Thrivent Asset Mgt. regarding the structure of and criteria for determining the compensation of the Portfolio Managers as of March 31, 2022.

Each portfolio manager of Thrivent Asset Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative performance of each fund or account managed by the portfolio manager measured for one-, three-, and five-year periods against the median performance of other funds in the same peer group, as classified by Lipper, Inc., or an index constructed with comparable criteria.

In addition, some portfolio managers are also eligible to participate in one or more of the following:

Long-Term Incentive Plan.
Thrivent Financial’s long-term incentive plan provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals during the previous three-year period.

Deferred Compensation Plan.
Thrivent Financial’s deferred compensation plan allows for the deferral of salary and bonus into certain affiliated and unaffiliated mutual funds up to an annual dollar limit.

Key Employee Restoration Plan.
Thrivent Financial’s key employee restoration plan allows for the company to make a contribution to the plan on behalf of each participant.

(a)(4)     The following table provides information as of March 31, 2022 on the dollar range of beneficial ownership by each Portfolio Manager in the registrant.
Portfolio Manager	Dollar Range of Beneficial Ownership in the Registrant
Frederick P. Johnson	$50,001-$100,000
Meg G. Spangler	$10,001-$50,000
Gregory R. Anderson	None

(b)        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 27, 2022                                                       Thrivent Church Loan and Income Fund

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 27, 2022                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            Trustee and President
                                                                                            (principal executive officer)

Date: May 27, 2022                                                       By:   /s/ Sarah L. Bergstrom
                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Church Loan
and Income Fund
Annual Report
Interval Funds
March 31, 2022

Table of Contents
Letter from the President 2
Portfolio Perspective 4
Shareholder Expense Example 6
Report of Independent Registered Public Accounting Firm 7
Schedule of Investments 8
Statement of Assets and Liabilities 13
Statement of Operations 14
Statements of Changes in Net Assets 15
Statement of Cash Flows 16
Notes to Financial Statements 17
Financial Highlights 28
Additional Information 30
Board of Trustees and Officers 31

2
Dear Shareholder:

As we emerge from the pandemic, Americans face a new round
of challenges. Rising prices at home and a growing humanitarian crisis abroad have made this an important time for Christian churches to make an impact.
Thrivent Church Loan and Income Fund has continued to help
churches across the country as they serve their communities in significant ways—especially during the pandemic—distributing food, clothing, counseling services, and delivering the Gospel message to those in need.
Since its inception in September 2018, the Fund has extended loans to more than 100 churches across 27 states and 11
denominations, including many multi-site church communities. We look forward to building on that success by continuing to add to the list of churches—across the country and across denominations—
that can benefit from a mortgage loan relationship through the
Fund.
In the last 12 months, church loans made by the Fund have
impacted more than 14,000 worshippers as churches saved an
average of 1.69% on the mortgages that were refinanced, allowing for ministry expansion, construction of new facilities, and other important projects. Overall, churches recently receiving loans that are now held by the Fund have added 60,160 square feet of worship space.
Here are just a few examples of the positive benefits that churches have extended to their communities over the past year, thanks, in part, to loans provided by the Fund:
An Assemblies of God church in Michigan worked with Thrivent to refinance an existing loan that had been with another lender. This will allow the church to pay off its debt sooner and redirect those funds toward the ministries they support locally and globally. The church recently raised financial assistance for Ukrainian refugee relief through a special offering. Locally, the church hosts a school backpack drive every fall, provides more than 100 turkey dinners at
Thanksgiving for local families in need, and supports a ministry for individuals impacted by adoption or foster care. Additionally, the church financially supports 40 missionaries across the globe.
A Lutheran church in Minnesota refinanced its debt into one
consolidated loan with Thrivent that saves the church more than
$34,000 annually. The church looks forward to putting these
savings toward deepening its impact in both urban and suburban communities through support of global health ministries, local affordable housing, and other ministries, such as community
gardens that provide food for those in need.
A Florida Assemblies of God church was able to refinance a large floating rate loan with a short-term to a longer-term fixed-rate loan with Thrivent. The church is excited to redistribute this long-term interest expense savings toward ministries it supports, such as the church’s food distribution that serves about 1,500 families monthly, its small group impact ministry that has more than a thousand participants, and its two Christian preschools, one Christian elementary school, and a regional college campus.
In addition to helping dozens of churches meet their financial needs and serve their communities, we take great pride in the fact that the Fund has also provided a yield for shareholders of more than 2% in the current low yield environment. (The Fund’s 30-day
SEC yield as of March 31, 2022 was 2.98% and averaged 2.58%
for the 12-month period ending March 31, 2022, after fee waivers*.)
Thank you for your support of the Thrivent Church Loan and
Income Fund.
David S. Royal
President and Chief Investment Officer
Thrivent Church Loan and Income Fund
*As of March 31, 2022, the 30-day SEC yield before fee waivers was 0.66%.
The Adviser has contractually agreed, for a period of one year from the date of the most recent prospectus, to waive certain fees and/or reimburse certain expenses associated with the Fund. If not waived, returns would have been lower. Refer to the Fees &
Expenses table in the prospectus.
Investing involves risk. Before investing, consider the
Fund's investment objectives, risks, charges and expenses.
Go to thriventintervalfunds.com for a prospectus containing
this information and read it carefully.
Thrivent Church Loan and Income Fund invests primarily in
church loans and mortgage-backed securities. Church loans are mortgages taken out by non-profit organizations with a Christian mission, or bonds issued by these organizations. They are typically not listed on any national securities exchange and no active trading market exists for them, so are considered illiquid. These and other risks are described in the Fund's prospectus.
The Fund is a closed-end "interval fund." Limited liquidity is provided to shareholders only through the Fund's quarterly offers to repurchase between 5% to 25% of its outstanding shares at net asset value (subject to applicable laws and approval of the Board of Trustees). There is no secondary market for the Fund's shares and none is expected to develop. Investors should consider shares of the Fund to be an illiquid investment.
The experiences of the church organizations discussed may not be the same as other organizations and does not indicate future performance or success.

Thrivent Church Loan and Income Fund

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
Frederick P. Johnson, CPA (Inactive), Meg G. Spangler, Gregory R. Anderson, CFA, Portfolio Co-Managers
Thrivent Church Loan and Income Fund seeks to produce income by investing in church loans and other debt securities. The Fund's investment objective is "non-fundamental," which means that it may be changed by the Board without Shareholder approval.
How did the Portfolio perform during the 12-month period ended March 31, 2022?
Performance can be summarized by the Christian community impact, portfolio yield (30-day SEC yield), and portfolio total return.
The 105 churches that have received loans from the Fund since its inception in September 2018 continued to make significant community impact, especially during the pandemic, by distributing food, clothing, counseling services, and the Gospel message to those in need.
Over the past year, the church loans made by the Fund have impacted more than 14,000 worshippers, saved churches an average of
1.69% on the mortgages that were refinanced so that funds could be redirected to more ministry and community impact, and financed ministry expansion via the addition of 60,160 square feet of worship space.
The Fund’s 30-day SEC yield averaged 2.58% over the past year. At the end of the period on March 31, 2022, the Fund’s 30-day SEC yield was 2.98% (0.66% before fee waivers were applied to the Fund).
Management is mindful of the Fund’s duration (i.e., interest rate risk) and its impact on total return; however, the Fund is not managed specifically against a benchmark. The Bloomberg U.S. Aggregate Bond Index (the Index) is a broad-based index for the overall bond market and used as a proxy for the Fund for comparative purposes only. The Fund returned -5.22% for the year, which was below the index return of -4.15%.
What factors affected the Portfolio's performance?
During the past year, Fund management has continued to focus on building and maintaining a high-quality loan portfolio with strong diversification, taking advantage of opportunities to add yield, and managing duration risk within a target range. The Fund maintained a well-diversified portfolio with positions in 76 church loans across 27 states and 11 denominations (Lutheran, Baptist, Non-Denominational, etc.) as of the end of the reporting period. Also, during the past year, management had the opportunity to selectively add loans to the Fund with higher yields and more favorable risk characteristics. Overall, church loan quality continued to be strong with no delinquent loans during the period.
Fund performance was also driven by the rising interest rate environment, which negatively impacted the value of the fixed-rate church loans in the portfolio. While the duration of the Fund was shorter than the Index, two main factors contributed to its performance being lower than the Index. First, the Fund had a higher percentage of loans in the 4- to 7-years duration range, where interest rates increased the most and the Treasury yield curve flattened the most. Also, the Fund had a higher percentage of assets impacted by corporate bond spreads, which widened over the year.
What is your outlook?
Churches have transitioned back to in-person worship services while continuing to benefit from online streaming worship and small group connections. Going forward, we believe COVID’s impact on churches will likely be muted as they have successfully adapted to the pandemic. Many churches have invested in technology to expand online offerings, livestream services, and automate online giving for church members. In addition, church expansion plans that were put on hold at the beginning of the pandemic are once again being implemented.
Persistent inflationary pressures have caused the Federal Reserve (Fed) to pivot to a more hawkish stance regarding monetary policy.
The Fed raised its federal funds rate by 25 basis points in March and is projected to implement a number of increases over the next two years. In addition, the Fed ended its purchase program of U.S. Treasury securities and mortgage-backed securities (MBS) in March and is expected to begin shrinking its balance sheet in the second quarter. The initial impact of higher rates is increased loan activity as churches seek to lock in rates prior to any potential further increases. Loan applications have been robust, and we expect higher loan applications to continue as the flatter yield curve creates a stronger value proposition for certain longer-term products we offer. In addition, an increasing interest rate environment creates an opportunity to add higher-yielding loans to the Fund.
The Fund will continue to hold liquid securities as part of the overall portfolio strategy. Going forward, the risk/reward outlook for agency
MBS favors a neutral weighting due to waning Fed support but stabilizing spreads. We continue to favor MBS versus Treasury securities until the Fed stops its MBS purchases, which will most likely happen in mid-2022.

Portfolio Composition
(% of Portfolio)
Church Loans 74.3%
Long-Term Fixed Income 19.9%
Short-Term Investments 5.8%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of March 31, 2022
From
Inception
Class S 1-Year 9/28/2018
Net Asset Value -5.22% 2.63%
Past performance is not an indication of future results. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit ThriventFunds.com. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the perfor-
mance data quoted. Call 800-847-4836 or visit ThriventFunds.com for performance results current to the most recent month-end.
Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Fund's adviser may have waived its management fee and/or reimbursed Fund expenses, without which the Fund's total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Unless otherwise noted, the Index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an Index.
1
* The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Shareholder Expense Example
(unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 10/1/2021
Ending Account
Value 3/31/2022
Expenses Paid
During Period
10/1/2021- 3/31/2022
*
Annualized Expense
Ratio
Thrivent Church Loan and Income Fund
Actual
Class S $1,000 $935 $4.82 1.00%
Hypothetical
**
Class S $1,000 $1,020 $5.04 1.00%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm

C O H E N & C O M P A N Y , L T D.
800.229.1099 | 866.818.4538 fax | cohencpa.com
Registered with the Public Company Accounting Oversight Board
To the Shareholders and Board of Trustees of
Thrivent Church Loan and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Church Loan and
Income Fund (the “Fund”) as of March 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian, counterparties, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.
COHEN & COMPANY, LTD.
Cleveland, Ohio
May 17, 2022

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans ( 78.6% )
a
Value
Alabama (1.0%)
Church Loan # 200030770
$ 379,014 4.000%, 12/1/2039
b
$ 361,191
Total 361,191
Arizona (1.9%)
Church Loan # 200030450
267,988 3.875%, 3/15/2032
b
248,639
Church Loan # 200030680
484,940 3.950%, 11/1/2034
b
467,355
Total 715,994
Arkansas (3.2%)
Church Loan # 200031540
618,537 3.200%, 12/15/2029
b
609,873
Church Loan # 200031780
662,283 3.650%, 6/1/2041
b
602,519
Total 1,212,392
California (13.6%)
Church Loan # 200030700
535,531 3.750%, 6/15/2045
b
476,427
Church Loan # 200030850
384,856 4.550%, 11/15/2033
b
403,679
Church Loan # 200031050
445,888 4.650%, 11/15/2038
b
468,131
Church Loan # 200031180
763,338 3.450%, 1/1/2044
b
703,649
Church Loan # 200031270
673,349 4.400%, 5/15/2045
b
591,426
Church Loan # 200031710
923,764 3.600%, 2/1/2041
b
820,222
Church Loan # 200031790
768,751 3.600%, 3/15/2037
b
736,480
Church Loan # 200031920
442,199 3.375%, 10/15/2036
b
397,496
Church Loan # 200032090
660,063 3.700%, 1/1/2042
b
587,459
Total 5,184,969
Colorado (2.4%)
Church Loan # 200031580
464,734 4.350%, 7/15/2039
b
465,913
Church Loan # 200031750
487,688 2.850%, 1/15/2036
b
448,663
Total 914,576
Florida (3.6%)
Church Loan # 200031470
421,509 4.950%, 7/15/2039
b
420,964
Church Loan # 200031670
299,703 3.700%, 1/15/2036
b
266,879
Church Loan # 200031960
768,331 3.800%, 11/15/2036
b
695,145
Total 1,382,988
Principal
Amount Church Loans (78.6%)
a
Value
Illinois (4.4%)
Church Loan # 200031070
$ 602,841 4.500%, 11/15/2043
b
$ 630,139
Church Loan # 200031210
557,206 3.950%, 2/15/2040
b
523,370
Church Loan # 200031211
154,523 3.200%, 2/15/2035
b
152,789
Church Loan # 200031900
392,134 3.950%, 9/15/2041
b
339,381
Total 1,645,679
Indiana (2.4%)
Church Loan # 200031420
629,690 3.500%, 5/15/2040
b
565,882
Church Loan # 200031950
385,570 3.950%, 11/1/2036
b
350,671
Total 916,553
Kansas (0.7%)
Church Loan # 200031590
292,100 3.800%, 8/15/2045
b
277,353
Total 277,353
Kentucky (0.8%)
Church Loan # 200030120
292,701 4.600%, 8/1/2034
b
292,733
Total 292,733
Maryland (2.2%)
Church Loan # 200030760
981,827 4.300%, 1/1/2044
b
880,247
Total 880,247
Massachusetts (0.6%)
Church Loan # 200031490
256,270 4.300%, 6/1/2035
b
238,494
Total 238,494
Michigan (1.5%)
Church Loan # 200032050
615,733 3.850%, 1/1/2037
b
560,128
Total 560,128
Minnesota (8.6%)
Church Loan # 200030790
585,894 3.800%, 11/15/2039
b
579,465
Church Loan # 200031020
99,401 3.800%, 1/1/2035
b
97,680
Church Loan # 200031120
206,108 4.570%, 11/15/2032
b
216,551
Church Loan # 200031121
207,779 4.440%, 11/15/2032
b
217,146
Church Loan # 200031122
207,029 4.180%, 11/15/2032
b
210,776
Church Loan # 200031290
192,349 5.000%, 1/15/2031
b
200,822
Church Loan # 200031300
150,681 3.800%, 3/1/2030
b
148,221

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans (78.6%)
a
Value
Minnesota (8.6%) - continued
Church Loan # 200031520
$ 148,617 3.400%, 7/1/2035
b
$ 141,402
Church Loan # 200031560
213,759 4.150%, 8/15/2039
b
214,521
Church Loan # 200031770
581,189 3.450%, 6/15/2041
b
525,018
Church Loan # 200031910
742,570 3.400%, 10/1/2046
b
655,581
Total 3,207,183
Mississippi (0.6%)
Church Loan # 200031400
237,539 4.900%, 3/15/2034
b
244,730
Total 244,730
Missouri (1.2%)
Church Loan # 200031480
484,498 3.875%, 5/15/2040
b
437,886
Total 437,886
New Jersey (2.3%)
Church Loan # 200030590
246,717 4.550%, 10/15/2034
b
237,369
Church Loan # 200031890
712,966 3.700%, 10/1/2041
b
636,567
Total 873,936
New York (2.4%)
Church Loan # 200018200
59,058 4.950%, 6/15/2029
b
59,297
Church Loan # 200031200
482,753 3.300%, 9/15/2044
b
468,169
Church Loan # 200031350
359,908 4.850%, 5/15/2039
b
371,761
Total 899,227
North Carolina (0.7%)
Church Loan # 200031320
274,851 4.200%, 3/15/2040
b
250,846
Total 250,846
Oregon (0.9%)
Church Loan # 200031370
359,953 4.500%, 4/15/2039
b
346,126
Total 346,126
Pennsylvania (0.3%)
Church Loan # 200031390
106,857 3.400%, 3/1/2030
b
104,168
Total 104,168
South Dakota (2.8%)
Church Loan # 200030780
516,467 2.990%, 4/1/2031
b
513,324
Principal
Amount Church Loans (78.6%)
a
Value
South Dakota (2.8%) - continued
Church Loan # 200030920
$ 548,844 3.125%, 1/1/2035
b
$ 544,927
Total 1,058,251
Tennessee (1.5%)
Church Loan # 200031360
305,179 4.750%, 3/15/2037
b
320,405
Church Loan # 200031610
288,094 4.500%, 12/1/2040
b
248,056
Total 568,461
Texas (11.4%)
Church Loan # 200030080
360,427 4.550%, 7/1/2039
b
360,938
Church Loan # 200030110
628,296 4.350%, 9/15/2039
b
593,256
Church Loan # 200030830
403,051 4.125%, 11/1/2044
b
393,865
Church Loan # 200031140
371,780 4.500%, 12/15/2033
b
367,841
Church Loan # 200031170
623,575 3.550%, 2/1/2035
b
606,766
Church Loan # 200031330
194,372 4.950%, 3/15/2044
b
199,802
Church Loan # 200031331
194,688 5.125%, 3/15/2044
b
202,936
Church Loan # 200031380
293,624 4.000%, 10/1/2040
b
252,381
Church Loan # 200031600
293,827 3.700%, 11/1/2035
b
262,048
Church Loan # 200031740
341,422 3.800%, 1/1/2031
b
314,658
Church Loan # 200031821
876,209 3.450%, 6/15/2041
b
795,650
Total 4,350,141
Virginia (2.0%)
Church Loan # 200031090
352,010 3.400%, 1/15/2032
b
345,489
Church Loan # 200031110
254,465 3.400%, 1/15/2032
b
249,751
Church Loan # 200031650
173,727 2.550%, 12/15/2030
b
160,469
Total 755,709
Washington (1.7%)
Church Loan # 200031800
719,243 3.750%, 6/1/2036
b
653,981
Total 653,981
Wisconsin (3.9%)
Church Loan # 200030840
272,705 3.400%, 11/15/2038
b
264,119
Church Loan # 200030841
261,057 3.100%, 11/15/2038
b
259,349
Church Loan # 200030842
134,070 2.900%, 11/15/2038
b
133,962

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Church Loans (78.6%)
a
Value
Wisconsin (3.9%) - continued
Church Loan # 200031410
$ 102,641 4.000%, 5/1/2030
b
$ 98,549
Church Loan # 200031510
377,776 4.750%, 6/1/2039
b
388,151
Church Loan # 200031840
342,596 3.300%, 8/1/2036
b
314,539
Total 1,458,669
Total Church Loans
(cost $31,503,682) 29,792,611
Principal
Amount Long-Term Fixed Income ( 21.0% ) Value
Mortgage-Backed Securities (21.0%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
525,000 2.500%,  4/1/2052
c
500,883
3,450,000 2.500%,  5/1/2052
c
3,284,693
4,050,000 3.000%,  4/1/2048
c
3,961,406
225,000 3.000%,  5/1/2049
c
219,563
Total 7,966,545
Total Long-Term Fixed Income
(cost $8,085,627) 7,966,545
Shares Short-Term Investments ( 6.2% ) Value
Thrivent Core Short-Term Reserve
Fund
233,434 0.660%
d
2,334,339
Total Short-Term Investments
(cost $2,333,911) 2,334,339
Total Investments (cost
$41,923,220) 105.8% $40,093,495
Other Assets and Liabilities, Net
(5.8%) (2,181,572)
Total Net Assets 100.0% $37,911,923
a All Mortgagees have the right to repay the loan at any
time.  The Church Loans are generally considered to be
illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d The interest rate shown reflects the seven day yield as of the end of the period.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $161,864
Gross unrealized depreciation (1,991,800)
Net unrealized appreciation (depreciation) ($1,829,936)
Cost for federal income tax purposes $41,923,431

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church Loan and Income Fund as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   ^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Church Loan Level 3 securities' fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 3.20% (weighted average of 1.18%), U.S. Treasury yields, and corporate credit curve yields with a range of 2.23% to 4.50% (weighted average of 3.53%).  Loan transaction spreads and corporate credit yields were weighted by the relative fair value of the associated instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used as of March 31, 2022, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $29,792,611 $– $– $29,792,611
Long-Term Fixed Income
Mortgage-Backed Securities 7,966,545 – 7,966,545 –
Subtotal Investments in Securities $37,759,156 $– $7,966,545 $29,792,611
Other Investments  * Total
Affiliated Short-Term Investments 2,334,339
Subtotal Other Investments $2,334,339
Total Investments at Value $40,093,495
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments in
Securities
Beginning
Value
3/31/2021
Realized
Gain/ (Loss) ^
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases
Sales /
Paydowns
Transfers
Into
Level 3#
Transfers
Out of
Level 3
@
Ending
Value
3/31/2022
 Church Loans $27,245,843    $- $(2,577,895)  $9,057,231   ($3,932,568)  $-  $-  $29,792,611
Total  $27,245,843 $-  $(2,577,895)  $9,057,231   ($3,932,568)  $-   $-   $29,792,611

Thrivent Church Loan and Income Fund
Schedule of Investments as of March 31, 2022
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2021
Gross
Purchases
Gross
Sales
Value
3/31/2022
Shares Held at
3/31/2022
% of Net
Assets
3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $2,652 $7,550 $7,868 $2,334 233 6.2%
Total Affiliated Short-Term Investments 2,652 2,334 6.2
Total Value $2,652 $2,334
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2021
- 3/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.660% $– $– $– $5
Total Income/Non Income Cash from Affiliated Investments $5
Total $– $– $–

Thrivent Church Loan and Income Fund
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of March 31, 2022
Church Loan and
Income Fund
Assets
Investments in unaffiliated securities at cost $39,589,309
Investments in affiliated securities at cost $2,333,911
Investments in unaffiliated securities at value $37,759,156
Investments in affiliated securities at value 2,334,339
Cash 5,967,085
Dividends and interest receivable 83,785
Prepaid expenses 21,156
Receivable for:
Investments sold on a delayed-delivery basis 4,180,235
Expense reimbursements 76,040
Total Assets 50,421,796
Liabilities
Distributions payable 1,084
Accrued expenses 23,238
Payable for:
Investments purchased on a delayed-delivery basis 12,380,391
Fund shares activity 767
Investment advisory fees 36,252
Administrative fees 560
Transfer agent fees 1,568
Contingent liabilities^ —
Deferred loan commitment fees 51,524
Mortgage dollar roll deferred revenue 14,489
Total Liabilities 12,509,873
Net Assets
Capital stock (beneficial interest) 40,576,308
Distributable earnings/(accumulated loss) (2,664,385)
Total Net Assets $37,911,923
Class S Share Capital $37,911,923
Shares of beneficial interest outstanding (Class S) 3,869,430
Net asset value per share $9.80
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Church Loan and Income Fund
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

$
For the year ended March 31, 2022
Church Loan and
Income Fund
Investment Income
Taxable interest $1,181,555
Income from mortgage dollar rolls 239,964
Income from affiliated investments 5,082
Total Investment Income 1,426,601
Expenses
Adviser fees 439,919
Administrative service fees 76,799
Audit and legal fees 262,042
Custody fees 4,797
Insurance expenses 48,743
Printing and postage expenses Class S 16,445
SEC and state registration expenses 25,550
Transfer agent fees Class S 18,756
Trustees' fees 160,000
Pricing service fees 177,144
Other expenses 27,407
Total Expenses Before Reimbursement 1,257,602
Less:
Reimbursement from adviser (857,676)
Total Net Expenses 399,926
Net Investment Income/(Loss) 1,026,675
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (567,677)
Change in net unrealized appreciation/(depreciation)
on:
Investments (2,625,074)
Net Realized and Unrealized Gains/(Losses) (3,192,751)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(2,166,076)

Thrivent Church Loan and Income Fund
Statements of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Church Loan and Income Fund
For the periods ended
3/31/2022 3/31/2021
Operations
Net investment income/(loss) $1,026,675 $838,809
Net realized gains/(losses) (567,677) (23,539)
Change in net unrealized appreciation/(depreciation) (2,625,074) 27,715
Net Change in Net Assets Resulting From Operations (2,166,076) 842,985
Distributions to Shareholders
From income/realized gains Class S (1,029,442) (1,051,911)
Total from income/realized gains (1,029,442) (1,051,911)
Total Distributions to Shareholders (1,029,442) (1,051,911)
Capital Stock Transactions
Class S
Sold 5,778,345 9,559,931
Distributions reinvested 1,012,846 1,047,779
Redeemed (2,885,872) (569,303)
Total Class S Capital Stock Transactions 3,905,319 10,038,407
Capital Stock Transactions 3,905,319 10,038,407
Net Increase/(Decrease) in Net Assets 709,801 9,829,481
Net Assets, Beginning of Period 37,202,122 27,372,641
Net Assets, End of Period $37,911,923 $37,202,122
Capital Stock Share Transactions
Class S shares
Sold 546,059 883,631
Distributions reinvested 96,725 96,513
Redeemed (279,968) (53,188)
Total Class S share transactions 362,816 926,956

Thrivent Church Loan and Income Fund
Statement of Cash Flows
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended March 31, 2022
Church Loan
and Income
Fund
Cash flows from operating activities
Net increase/(decrease) in net assets resulting from operations $(2,166,076)
Adjustments to reconcile net change in net assets from operations to net cash provided by/(used in) operating activities:
Purchases of long-term investments (139,813,919)
Purchases/sales of short-term investments, net 7,624,157
Proceeds from sale of long-term investments 135,976,141
Change in net unrealized (appreciation)/depreciation 2,625,074
Net realized (gains)/losses 567,677
Net accretion of bond discounts and amortization of premiums (1,247)
Net change in payable for investments purchased on a delayed delivery basis (3,866,352)
Net change in receivable for investments sold on a delayed delivery basis 2,123,432
Net change in receivable for investments sold 5,251
Net change in dividends and interest receivable (12,149)
Net change in prepaid expenses (8,969)
Net change in accrued expenses 1,413
Net change in investment advisory fees (218)
Net change in administrative fees (4)
Net change in transfer agent fees 47
Net change in expense reimbursements (18,094)
Net change in deferred loan commitment fees 10,399
Net change in mortgage dollar roll deferred revenue 3,779
Net cash provided by/(used in) operating activities $3,050,342
Cash flows provided by/(used in) financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold 5,809,540
Distributions to shareholders, paid in cash, net of change in distributions payable (16,423)
Cost of shares redeemed, net of change in payable for fund shares activity (2,885,105)
Net cash provided by/(used in) financing activities $2,908,012
Net increase/(decrease) in cash $5,958,354
Cash (beginning balance) $8,731
Cash (ending balance) $5,967,085
Supplemental disclosures
Non-cash financing activities - distributions reinvested $1,012,846

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

(1) ORGANIZATION
Thrivent Church Loan and Income Fund (the “Fund”) was
organized as a Delaware statutory trust on October 23, 2017 and is registered under the Investment Company Act of 1940, as amended
(the "1940 Act"), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (the "Shares").  The Fund currently offers one class of Shares:
Class S.  The Fund has authorized an unlimited amount of Shares with no par value, at net asset value ("NAV") per Share.  The Fund seeks to produce income.
 The Fund operates as an interval fund pursuant to which it
conducts quarterly repurchase offers for Shares, which are for between 5% and 25% of the Fund's outstanding Shares at NAV,
subject to approval of the Fund's Board of Trustees ("Board").  It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased.  There is no assurance that a shareholder will be able to tender their Shares at the time or amount desired.
Shares are not otherwise redeemable.  Quarterly repurchase offers will occur in the months of March, June, September and December.
The Shares are not listed and the Fund does not currently intend to list its Shares for trading on any national securities exchange.
There is currently no secondary market for its Shares, and the Fund does not expect a secondary market in its Shares to develop.  Even though the Fund makes quarterly repurchase offers for Shares, investors should consider Shares of the Fund to be a less liquid investment.
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
"Financial Services – Investment Companies".
Under the Fund's organizational documents, its officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general indemnification clauses.
The Fund's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the
Fund. However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments
at fair value. The Board has authorized the Fund's Investment
Adviser, Thrivent Asset Management, LLC ("Thrivent Asset Mgt."
or the "Adviser"), to make fair valuation determinations pursuant to policies approved by the Board and is in accordance with
fair valuation accounting standards.  The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value per share as a practical expedient at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Adviser has approved two methodologies for fair valuing church loans: a Market Approach or an Income Approach.  The Market
Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the
Valuation Committee ("Committee"), further described below, may make a fair valuation determination.
The Adviser has formed a Committee that is responsible for
overseeing the Fund's valuation process in accordance with
Valuation Policies and Procedures. The Committee meets monthly and on an as-needed basis to review price challenges, price
overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. The Fund may utilize earnings and profits distributed to shareholders on the redemption of Shares as part of the dividends paid deduction.
GAAP requires management of the Fund (i.e., the Adviser) to
make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal and certain state jurisdictions. The Fund's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Fund has no examinations in progress and none are expected at this time.
As of March 31, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Fund's tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund recognized interest and penalties, if any, related to uncertain tax benefits as income tax expense in the
Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Fund are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium using the effective yield method.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.  Realized gains and losses on the sale of securities are determined using cost calculated on a specific identification basis.
Distributions to Shareholders
— The Fund intends to distribute
most or all of its net earnings and realized gains, if any, in the form of dividends from net investment income ("dividends") and distributions of net realized capital gains ("capital gain distributions,"
and together with dividends, "distributions"). The Fund intends to declare dividends daily and distribute them to Shareholders of record monthly. Dividends and interest received by the Fund are derived from net investment income. Capital gain distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31. The Fund does not have a fixed distribution rate nor does it guarantee that it will pay any distributions in any particular period.
Mortgage Dollar Roll Transactions
— The Fund may enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type and
coupon) securities at a later date at an agreed upon price. The Fund must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Fund is required to segregate collateral with the Fund's custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Fund
forgoes principal and interest paid on the mortgage securities sold.
The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a
cash settlement made on settlement date without physical delivery

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

of the securities subject to the contract.  The purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
When-Issued and Delayed-Delivery Transactions
—
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose of a
delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Accounting Estimates
— The financial statements are prepared
in conformity with GAAP, which requires management to make
estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Loan Commitment Fees
— The Fund may receive loan
commitment fees prior to loan closing and before the loan is purchased by the Fund. Commitment fees are fees a lender charges the borrower in order to keep a specific loan amount available to the borrower. Any such fees received by the Fund, net of applicable loan origination expenses paid by the Fund will be accounted for as an adjustment to the yield of the corresponding loan using the straight-line method over the life of the loan.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, the loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the period ended March 31, 2022, the Fund had no reportable contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Repurchase Offers
— The Fund's Shares are not redeemable
each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund Shares.  As an interval fund and as described in the Fund's prospectus, the Fund will make quarterly repurchase offers of between 5% and 25% of its outstanding Shares at NAV.  During the year ended March 31, 2022, the Fund had repurchase offers as follows:
For the offer period of May 21, 2021 through June 15, 2021:
For the offer period of August 20, 2021 through September 15,
2021:
For the offer period of November 19, 2021 through December
15, 2021:
For the offer period of February 18, 2022 through March 15, 2022:
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into
an Investment Management Agreement with Thrivent Asset
Mgt. ("TAM").  Under the Investment Management Agreement, the
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
6/16/2021 20% 0.8% 31,604
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
9/16/2021 20% 1.2% 44,618
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
12/16/2021 20% 2.0% 81,184
Repurchase
Pricing Date
Repurchase
Offer Amount
% of Shares
Tendered
Number
of Shares
Tendered
3/16/2022 20% 2.8% 111,421

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

Fund pays an annual fee of 1.10% of average daily net assets for investment advisory services. The fees are accrued daily and paid monthly.
Expense Reimbursements
— The Adviser has contractually
agreed to waive fees and/or reimburse expenses of the Fund’s
Class S Shares through at least July 31, 2022 to the extent that the total annual Fund operating expenses exceed 1.00% of
average daily net assets (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses).  Expense reimbursements are accrued daily and paid monthly. Amounts waived by the Adviser during the contractual period cannot be recouped by the Adviser in subsequent periods. This fee waiver may not be terminated before the indicated termination date without the consent of the Fund’s
Board, including a majority of the Trustees who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act.
Other Fees
— The Fund has entered into an agreement with
Thrivent Financial Investor Services Inc. ("TFISI") to provide transfer agency and dividend payment services necessary to the Fund.
Under the Transfer Agency Agreement, the Fund pays TFISI an
annual fee equal to three basis points of the Fund’s average daily net assets, plus a per account annual maintenance fee of $21.50 per account. The fees are accrued daily and paid monthly.
The Fund has entered into an accounting and administrative
services agreement with TAM pursuant to which TAM provides
certain accounting and administrative personnel and services to the
Fund. The Fund pays an annual fixed fee of $70,000 plus 0.017%
of average daily net assets. The fees are accrued daily and paid monthly.
The Fund enters into agreements with Thrivent Financial for
Lutherans ("TFL") to purchase participation interests in church loans underwritten by TFL.  The Fund does not pay TFL a transaction or origination fee for such service, but does bear a pro rata share of the certain fees and expenses associated with the church loans.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and tax-basis
distributable earnings are primarily attributable to timing differences in recognizing organizational costs and loan commitment fees.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.
These permanent differences primarily relate to the tax treatment of loan modifications, trade errors and class action settlements.
During the year ended March 31, 2022, and the year ended
March 31, 2021 the Fund distributed $1,021,685 and $1,045,811 from ordinary income, respectively.  During the year ended March
31, 2022, and the year ended March 31, 2021, the Fund distributed
$7,757 and $6,100 from long-term gains, respectively.  At March 31,
2022, undistributed ordinary income for tax purposes was $4,912.
The Fund had other accumulated losses of $(106,586).
At March 31, 2022, the Fund had accumulated net capital loss carryovers as follows:
To the extent that the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended March 31, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of March 31, 2022, the Fund did not hold restricted securities.  The Fund has no right to require registration of unregistered securities.
(6) RELATED PARTY TRANSACTIONS
The Fund’s Adviser and Administrator, TAM, the Fund’s distributor,
Thrivent Distributors, LLC, and the Fund’s transfer agent, TFISI, are considered related parties to the Fund. Certain officers and Trustees of the Fund are officers and directors of TAM and TFISI.
As of March 31, 2022, related parties held 75.1% of the
outstanding Shares of the Fund.
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Fund.  In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
Fund
Capital Loss
Carryover
Church Loan and Income Fund $ 732,775
In thousands
Fund Purchases
Sales/
Paydowns
Church Loan and Income Fund $9,057 $3,933
In thousands
Fund Purchases
Sales/
Paydowns
Church Loan and Income Fund $130,757 $132,044

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

(7) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure in or adjustment to the financial statements.
(8) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move
with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of March 31, 2022, the Fund had portfolio concentration of 78.6% in Church Loans.
(9) SIGNIFICANT RISKS
Church Loan Related Risks
— In making investments in Church
Loans, the Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest. Churches rely on voluntary contributions from their congregations for their primary source of income. Member contributions are used to repay
Church Loans. The membership of a church, the attendance of
its members, or the per capita contributions of its members may not remain constant or may decrease during the term of a Church
Loan. A decrease in a church’s income could result in its inability to pay its obligation under a Church Loan.  A church’s senior pastor also plays an important role in the management and continued
viability of a church. A senior pastor’s absence, personal actions, resignation or death could have a negative impact on a borrower’s operations, and thus its continued ability to generate income sufficient to service its obligations under a Church Loan. National church body decisions can impact individual church membership.
Certain independent churches have little to no financial support from national church bodies; likewise, national church bodies have limited resources available for individual church support. A church’s income also could be affected by increases in expenses caused by increases in interest rates on variable rate Church Loans, the occurrence of any uninsured casualty at the property, any need to address environmental contamination at the property, changes in governmental rules, regulations and fiscal policies, terrorism, social unrest or civil disturbances.
Due to the corporate structure of borrowers, which can include volunteers serving in key executive functions such as Treasurer, the servicing agent administering Church Loans may use broad discretion in enforcing the terms of such Church Loans, especially with regard to timing and fees charged.
Valuation Risk
— The lack of an active trading market for Church
Loans, restrictions on transfers in some church mortgage loan agreements and trust indentures, a lack of publicly available information, and other factors may result in inherent uncertainty in the valuation process for Church Loans, and the estimated fair values may differ materially from the values estimated by another party or the values that would have been used had a ready market for the Church Loans existed. To the extent the Fund invests in
Church Loans, the Fund’s calculated NAV may not accurately
reflect the value that could be obtained for any Church Loan upon sale. The value of the Church Loan will be determined in good faith pursuant to fair valuation procedures adopted by the Fund’s Board.
The Board has delegated the responsibility to estimate the fair value of Church Loans to the Adviser. The fair valuation of Church Loans by the Adviser could result in a conflict of interest as the Adviser’s advisory fee is based on the value of the Fund’s net assets.
Concentration Risk
— Under normal circumstances, the Fund will
concentrate its investments in the securities and/or other instruments of U.S. non-profit organizations that have a stated Christian mission including, but not limited to, churches, denominations and associations, educational institutions, and other Christian mission-
related organizations. The Fund will thus be exposed to negative developments affecting church-related institutions, as well as negative developments affecting real estate-related investments and real property generally. These factors are discussed under
“Church Loan Related Risks” and “Collateral Risk; Real Estate Risk”
below.
Prepayment Risk
— Generally, borrowers may prepay the principal
amount of their Church Loans at any time, although prepayment fees or penalties may apply. In periods of falling interest rates, borrowers may be more likely to prepay their Church Loans to refinance at lower interest rates. When economic conditions make it more likely that borrowers will prepay Church Loans, the value of such loans may fluctuate, and the value of the Shares may be impacted. Prepayment would cause the actual duration of a Church
Loan to be shorter than its stated maturity. See “Duration and
Maturity Risk” below. In the event of a full prepayment, the Fund would lose the income that would have been earned to maturity on the Church Loan. Further, material partial principal prepayments of Church Loans may result in a reamortization of the remaining principal balance over the current maturity, which would mean the
Fund would receive lower payments of principal and interest over the remaining term of the Church Loan. The proceeds received by the Fund from prepayments may be reinvested in Church Loans or other debt securities paying lower interest rates.
Refinance Risk
— Generally, borrowers may refinance their Church
Loans at any time. A refinance of an existing Fund Church Loan with
Thrivent Financial will result in a modification of the loan terms and the loan being repriced at par. A refinance with another lender will result in the loan being paid off at par. In both situations, a loss may occur on the Church Loan if it is valued at a price above par at the time of the refinance.
Modification Risk
— During periods of market uncertainty or an
economic downturn, borrowers may request relief from the terms of

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

their Church Loans. In such situations, Thrivent Financial, as lender, will generally accommodate such requests and assist the borrower in returning to financial stability. Certain accommodations, such as forbearance measures, changes to maturity, and changes to interest rates are granted in the sole discretion of the Adviser and subject to ratification by the Fund’s Board. There may also be regulatory requirements that limit the Fund’s options regarding a modification request. These modification measures could cause principal and/
or interest payments from borrowers to decrease temporarily and the value of loans held by the Fund to decline. While modification measures may be taken to avoid a potential default, the value of the
Fund could be negatively impacted.
Availability of Investment Opportunities; Competition Risks
— Thrivent Financial and the Fund compete for investment
opportunities with Church Loan financing companies, banks,
savings and loan associations, denominational loan funds and lenders, credit unions, real estate investment trusts, insurance companies and other financial institutions to service this market.
Many of these entities may have greater marketing resources, extensive networks of offices and locations, or larger staffs devoted to Church Loan financing. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Adviser to restrict or prohibit participation in certain investments.
Collateral Risk; Real Estate Risk
— There is a risk that the value
of any collateral securing a Church Loan in which the Fund has an interest may not be estimated correctly or may decline and that the collateral may not be sufficient to cover the amount owed on the loan.  Prior to the funding of each Church Loan, a valuation of the collateral is typically obtained. Collateral valuation is assessed at the time of origination and may change over time. Updates to the valuation of the collateral are obtained when a specific need occurs. Also, collateral valuation tools vary based upon appraisal company, appraiser, scope of the appraisal, and may include the use of alternative valuation tools (e.g., tax assessments, etc.).
Because the Fund’s Church Loans are primarily backed by real estate, these investments are vulnerable to factors that affect the real estate used to collateralize the Church Loans and the local and national real estate markets. Factors affecting the value of real estate investments include, but are not limited to, changes in local or national economic or employment conditions, changes in interest rates, zoning laws or property taxes, supply and demand, environmental problems, losses from a casualty or condemnation, maintenance problems, operating expenses, population changes, and social and economic trends. Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise. Furthermore, in the case of certain Church Loans, the property backing the investments may have limited suitability for other purposes.
Default Risk
— Default in the payment of interest or principal on a
Church Loan or an increased risk of default may result in a reduction in income to the Fund, a reduction in the value of a Church Loan and/or a decrease in the Fund’s NAV per Share. The risk of default increases in the event of an economic downturn, a decline in the value of real estate, or a substantial increase in interest rates on variable rate Church Loans. In the event of any default under a
Church Loan, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of any collateral that is liquidated and the principal and accrued and unpaid interest of the Church Loan. Efforts to return a non-performing Church Loan to performing status can be lengthy and may negatively affect the
Fund’s anticipated return.
In the event a borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws.
Illiquid Securities Risk
— Church Loans are typically not listed on
any national securities exchange or automated quotation system and no active trading market exists for these instruments. Some
Church Loans also contain restrictions on transfers and there is a lack of publicly available information on most Church Loans. As a result, Church Loans are generally considered illiquid. To the extent consistent with the applicable liquidity requirements for interval funds set forth in Rule 23c-3 under the 1940 Act, the Fund may invest without limit in illiquid securities and at any given time, the
Fund’s portfolio may be substantially illiquid.
The market for illiquid securities may be more volatile than the market for liquid securities. To the extent that a secondary market does exist for Church Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The illiquid market for Church Loans means that the Fund may not be able to sell its holdings at a time when it may otherwise be desirable to do so or may require the Fund to sell at prices that are less than what the Fund regards as their fair market value, which would adversely affect the Fund’s NAV per share. In addition, due to the illiquidity of the Church Loan market, and the intent to hold
Church Loans to maturity, the Fund may be limited in its ability to turn over its investments in Church Loans to obtain debt securities with more attractive rates of return. Church Loans are typically valued using significant unobservable inputs. Market quotations or prices are likely not readily available or may be determined to be unreliable. Value will be determined in good faith pursuant to fair valuation procedures adopted by the Board. See “Valuation Risk”
above.
Certain Church Loans may trade in an over-the-counter market, and confirmation and settlement may take significantly longer than traditional fixed-income security transactions to complete.
Transactions in Church Loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments. In most cases, the
Fund intends to hold Church Loans to maturity.
Assignment or Participation Risk
— The Fund may acquire
exposure to church mortgage loans through loan assignments
or participations. With assignments, the purchaser typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the loan agreement. By contrast,

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

participations typically result in contractual relationships only with the institution participating out the interest, not with the borrower.
In purchasing participations, the Fund generally will have no right to directly enforce compliance by the borrower with the terms of the loan agreement. The Fund also will be exposed to the credit risk of both the borrower and the institution selling the participation.
No Public Information; Not Rated Risk
— There is generally
no publicly available information about the borrowers of Church
Loans. In addition, Church Loans are not rated by NRSROs or
other independent parties. The Adviser must rely on the borrowers, its own due diligence and/or the due diligence efforts of Thrivent
Financial, its affiliates, or unaffiliated third parties to obtain the information that the Adviser considers when investing in Church
Loans. To some extent, the Adviser, its affiliates, or unaffiliated third parties rely upon the borrower’s staff to provide full and accurate disclosure of material information concerning their operations and financial condition. The Adviser, its affiliates, or unaffiliated third parties may not have access to all of the material information about a particular borrower’s operations, financial condition and prospects, or a borrower’s accounting records may be poorly maintained or organized. The financial condition and prospects of a borrower may also change rapidly. In such instances, the Adviser may not be able to make a fully informed investment decision which may lead, ultimately, to a default by the borrower and a loss of some or all of the Fund’s investment.
Special Risks
— Special risks associated with exposures to
Church Loans include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’
rights laws and (ii) so-called lender-liability claims by the borrowers of the obligations. Successful claims with respect to such matters may reduce the cash flow and/or market value of the investment.
Church Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the Church
Loan.
Variable or Floating Interest Rate Risk
— Church mortgage
loans may have interest rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. Increasing interest rates may hinder a borrower’s ability to refinance church mortgage loans because the underlying property cannot satisfy the debt service coverage requirements necessary to obtain new financing or because the value of the property has decreased. Additionally, certain church mortgage loans will have interest rate resets, and may result in decreases in interest rates. Decreases in interest rates will typically cause interest rates on the church mortgage loans to decrease, thereby reducing income to the Fund.
Closed-End, Interval Fund Structure Risk
— The Fund is a
closed-end management investment company structured as an
“interval fund” and designed for long-term investors. The Fund is not intended to be a typical traded investment. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any national securities exchange and are not publicly traded.
There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end funds differ from open-end management investment
companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV per share. The Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV per share, subject to approval of the Board. The number of Shares tendered in connection with a repurchase offer may exceed the number of
Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund’s portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may fluctuate in price and affect the value of the Fund. A credit assessment of each Church Loan is completed at the time of original underwriting. From time to time, as additional or updated information regarding the borrower is received, credit assessments are reviewed and can be adjusted up or down.
Repurchase Offers Risk
— The Fund is a closed-end investment
company structured as an “interval fund” and is designed for long-term investors. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. In order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of its outstanding Shares at NAV per share, subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Shares, at NAV per share, pursuant to Rule 23c-3 under the 1940 Act. Repurchases generally will be funded from available cash or sales of portfolio securities. However, if at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund may, if necessary, sell investments. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share. The Fund is also permitted to borrow up to the maximum extent permitted under the 1940 Act to meet such repurchase obligations. The Fund does not currently intend to borrow to finance repurchases, although it may invest in mortgage dollar roll transactions. Moreover, a reduction in the size of the
Fund through repurchases may result in untimely sales of portfolio securities, may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result,

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. A Shareholder may be subject to market and other risks, and the NAV per share of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV per share for tendered Shares is determined. In addition, to the extent the Fund sells portfolio holdings in order to fund repurchase requests, the repurchase of Shares by the Fund will be a taxable event for the Shareholders of repurchased Shares, and potentially even for Shareholders that do not participate in the repurchase offer.
Limited Distribution Risk
— If the Distributor fails to market
the Fund and establish and maintain a network of selected
broker-dealers to sell the Shares, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies.
Duration and Maturity Risk
— The prices of debt securities
are also affected by their durations and maturities. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond.
A debt security’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Debt securities with longer maturities generally are more susceptible to changes in value as a result of changes in interest rates. The Fund may invest in debt securities of any duration or maturity.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations or maturities tend to be more sensitive to changes in interest rates than those with shorter durations or maturities. Changes by the
Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Debt securities in which the Fund may invest will have varying maturities, which may be as long as 30 years. If interest rates rise generally, rates of return on debt securities held by the Fund may become less attractive and the value of debt securities held by the Fund, and the Fund’s Shares, may decline. This risk tends to increase the longer the term of the debt security.
Mortgage-Backed Securities Risk
— The Fund may invest
in mortgage-backed securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”),
or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)).
U.S. government mortgage-backed securities are subject to market risk, interest rate risk and credit risk. Mortgage-backed securities, such as those issued or guaranteed by Ginnie Mae or the U.S.
Treasury, that are backed by the full faith and credit of the United
States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal.
This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as
Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S.
government-related organizations may not have the funds to meet their payment obligations in the future.
Mortgage-backed securities are sensitive to changes in the
repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.
Mortgage-backed securities are also subject to the risk of
delinquencies on mortgage loans underlying such securities.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-
backed security and could result in losses to the Fund.
The Fund may enter into dollar rolls on mortgage-backed securities to maintain liquid assets in connection with its repurchase offers or to meet repurchase requests. Dollar rolls on mortgage-backed securities involve the risk that the market value of the securities subject to the Fund’s forward purchase commitment may decline below, or the market value of the mortgage-backed securities subject to the Fund’s forward sale commitment may increase above, the exercise price of the forward commitment.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Liquidity Risk
— If there is decreased liquidity in the markets, the
Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Fund investments.
Non-Diversification Risk
— Since the Fund is non-diversified,
it may invest a high percentage of its assets in a limited number

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

of issuers. When the Fund invests in a relatively small number of issuers it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Since the Fund is non-diversified, its NAV per share and total return may also fluctuate more or be subject to declines in weaker markets than a diversified fund.
Seed Capital Risk
— In order to maintain liquidity, in particular
during a repurchase offer period, the Fund may rely on seed
investments by Thrivent Financial. It is possible that Thrivent
Financial may be unable to provide additional seed capital or may decline to make additional investments in the Fund, which could limit the Fund’s ability to invest in Church Loans and maintain liquidity to fund Shareholder repurchase requests.
Regulatory Changes and Regulatory Actions Risk
— Legal,
tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Any adverse regulatory action could impact the prices of the securities the Fund owns.
Related Restrictions on Entering into Affiliated Transactions
Risk
— The Fund is permitted to co-invest with Affiliated
Accounts in Church Loan transactions subject to the conditions of the Co-Investment Order, applicable regulatory limitations, the allocation policies of the Adviser and its affiliates, as applicable, and approval of the Trustees as required in the Co-Investment
Order. Currently, the only Affiliated Account is Thrivent Financial’s insurance general account. The Fund can offer no assurance,
however, that it will be able to obtain such approvals or develop or access opportunities that comply with such limitations. The Fund’s co-investment transactions may give rise to conflicts of interest or perceived conflicts of interest between the Fund and Thrivent
Financial.
Notwithstanding certain co-investment transactions permitted under the Co-Investment Order referenced above, entering into certain transactions that are deemed “joint” transactions (for purposes of the 1940 Act and relevant guidance from the SEC)
may potentially lead to impermissible joint transactions within the meaning of the 1940 Act in the future. To avoid the potential of future joint transactions, the Adviser may seek to avoid allocating an investment opportunity to the Fund that it would otherwise allocate, subject to the Adviser’s and its affiliates’ then-current allocation policies and any applicable exemptive orders (including the Co-
Investment Order), and to the Adviser’s obligations to allocate opportunities in a fair and equitable manner.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In
2017, the head of the U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks.
Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition.  There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.  Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have adverse impact on the value of the Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Cybersecurity Risk
— Successful cyber-attacks against, or
security breakdowns of, the Fund or any affiliated or third-party service provider may adversely affect the Fund or its Shareholders.
While the Fund and its service providers have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cybersecurity risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s
investment in such securities to lose value.
Hedging and Derivatives Risk
— Derivatives, a category that
includes options, futures and swaps, are financial instruments whose value derives from another security, an index, an interest rate or a currency. The Fund may use derivatives, including futures and swaps, for hedging its exposure to interest rate risk.
While hedging can guard against potential risks, using derivatives adds to the Fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. Changes in the value of the derivative may not correlate as intended with the underlying interest rate, and the Fund could lose much more than the original amount invested.
Derivatives can be volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Tax Risk
— The Fund has elected to be a “regulated investment
company” under the Internal Revenue Code of 1986, as amended
(“Code”) (“RIC”) and intends to qualify each taxable year to be treated as such. In order to qualify for such treatment, the Fund must meet certain asset diversification tests, derive at least 90% of its gross income for its taxable year from certain types of “qualifying income,” and distribute to its Shareholders at least the sum of 90%
of its “investment company taxable income,” as that term is defined in the Code (which include, among other things, dividends, interest

Thrivent Church Loan and Income Fund
Notes to Financial Statements
March 31, 2022

and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and
90% of its net exempt interest income, if any.
The Fund’s investment strategy will potentially be limited by its intention to annually qualify for treatment as a RIC. An adverse determination or future guidance by the IRS might affect the
Fund’s ability to qualify for such treatment and result in adverse tax consequences for the Fund and Shareholders.

Thrivent Church Loan and Income Fund
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
Church Loan and Income Fund
Class S Shares
Year Ended 3/31/2022 $ 10.61 $ 0.27 $ (0.81) $ (0.54) $ (0.27) $ (0.00)
Year Ended 3/31/2021 10.61 0.29 0.05 0.34 (0.27) (0.07)
Year Ended 3/31/2020 10.25 0.33 0.39 0.72 (0.35) (0.01)
Year Ended 3/31/2019
(d)
10.00 0.14 0.31 0.45 (0.20) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, September 28, 2018.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Church Loan and Income Fund
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.27) $ 9.80 (5.22)% $ 37.9 1.00% 2.57% 3.14% 0.42% 343%
(0.34) 10.61 3.21% 37.2 1.00% 2.55% 3.39% 0.16% 294%
(0.36) 10.61 7.11% 27.4 1.32% 2.71% 5.20% (1.17)% 447%
(0.20) 10.25 4.53% 10.8 1.50% 2.82% 12.57% (8.25)% 330%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836 or access it at thriventintervalfunds.com. In addition, you may review a report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at thriventintervalfunds.com by navigating to “Proxy Voting” in the
“Resources” section or at SEC.gov where it is filed on form N-PX.
Shareholder Notification of Federal Tax Information
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Church Loan and Income Fund hereby designates $7,757 as long-term capital gains distributed during the year ended March 31, 2022, or if subsequently determined to be different, the net capital gain of such year.

Board of Trustees and Officers
The Board is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. The following table provides information about the Trustees and officers of the Fund. Unless otherwise noted, the address for the Trustees and officers of the Fund is 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211. The Fund’s
Statement of Additional Information includes additional information about the Trustees and is available, without charge, by writing to Thrivent
Church Loan and Income Fund, 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, calling 800-847-4836, or visiting the
Fund’s website (thriventfunds.com/intervalfunds).
Interested Trustees
(1) (2) (3)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2018
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017; President, Mutual Funds,
Thrivent Financial since 2015; Vice President, Thrivent Financial from 2015 to 2017. Currently, Director of
Thrivent Trust Company; Advisory Board Member of Twin Bridge Capital Partners; Member of Supervisory
Committee of Thrivent Federal Credit Union; Director of YMCA of the North; Director of Children's Cancer
Research Fund until 2019 .
Michael W. Kremenak
(1978)
2020
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020; Vice President, Thrivent
Financial from 2015 to 2020. Director of People Serving People from 2014 to 2020.
Independent Trustees
(2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Julie K. Braun
(1958)
2019
Partner and Chief Operating Officer of Castlelake, LP from 2005 to 2016; Audit Chair, Pohlad Holdings,
LLC since 2019; Director of various closely-held investment partnerships and LLCs of Castlelake, LP from
2005 to 2016.
Pastor Brian Fragodt
(1959)
2018
Senior Pastor, Trinity Lutheran Church, Long Lake, MN from 2012 to 2020.
Jerry T. Golden
(1953)
2018
Retired Financial Services Partner, Ernst & Young; Audit Committee Member, Pohlad Holdings, LLC since
2020; Independent Trustee of Scout Funds from 2015 to 2017.
Cecilia H. Herbert
(1949)
2019
Trustee of Stanford Health Care since 2016 and Finance Committee Chair since 2019; Trustee of WNET, a
New York public media company, since 2011; Member of the Archdiocese of San Francisco Finance
Council from 1994 to 2021; Member of the State of Wyoming Investment Funds Committee since 2022;
Independent Director/Trustee of iShares ETF Funds since 2005 and Board Chair from 2015 to 2021;
Independent Trustee and Nominating Committee Chair of Salient MF Trust and Salient FF Trust from 2015 to 2018.
George W. Morriss
(1947)
2018
Adjunct Professor, Columbia University School of International Policy and Affairs from 2012 to 2018.
Independent Director/Trustee of Neuberger Berman Mutual Funds since 2007, Closed End Fund
Committee Chair since 2018, and Vice Chair, Contract Review Committee and Audit Committee Chair from
2010 to 2017; Independent Trustee and Audit Committee Chair, 1WS Credit Income Fund since 2018;
Independent Trustee and Audit Committee Chair of Steben Select Multi-Strategy and Steben Alternative
Investment Funds from 2013 to 2017.

Board of Trustees and Officers
Executive Officers
(2)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Executive Vice President, Chief Investment Officer, Thrivent Financial since 2017;
President, Mutual Funds, Thrivent Financial since 2015; Vice President, Thrivent
Financial from 2015 to 2017.
Michael W. Kremenak (1978)
Trustee, Senior Vice President
Senior Vice President and Head of Mutual Funds, Thrivent Financial since 2020;
Vice President, Thrivent Financial from 2015 to 2020.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
(6)
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since
2017; Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to
2017.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer — Thrivent Funds, Thrivent Financial
since 2018; Director, Chief Compliance Officer — Thrivent Funds, Thrivent
Financial from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC
Global Asset Management (US) Inc. from 2011 to 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(5)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Privacy
Officer, Thrivent Financial since 2011; Anti-Money Laundering Officer, Thrivent
Financial from 2011 to 2019; Vice President, Managing Counsel, Thrivent Financial
from 2016 to 2018.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since
2015.
Monica L Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathryn A. Stelter (1962)
Vice President
(6)
Vice President, Operations Development, Thrivent Financial since 2021; Vice
President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from
2015 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
(6)
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1)
“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal and Mr.
Kremenak are considered interested persons because of their principal occupations with Thrivent Financial.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
The Fund is part of a “Fund Complex,” which is comprised of the Fund, Thrivent Mutual Funds, Thrivent Series Fund, Inc.,
Thrivent Cash Management Trust, and Thrivent Core Funds. Each Trustee, other than Mr. Royal and Mr. Kremenak, oversees
1 portfolio in the Fund Complex. Mr. Royal and Mr. Kremenak oversee 65 portfolios.
(4)
The Trustees, other than Mr. Royal and Mr. Kremenak, are not “interested persons” (as defined under the 1940 Act) of the
Fund and are referred to as “Independent Trustees".
(5)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(6)
Mr. Vaillancourt and Ms. Stelter resigned from their positions as officers of the Fund effective April 20, 2022. The Board appointed the following officers effective April 20, 2022:
• Sarah L. Bergstrom will serve as Treasurer and Principal Accounting Officer, replacing Mr. Vaillancourt. Ms. Bergstrom served as Assistant Treasurer from 2018 to 2022.
• Richard L. Ramczyk will serve as Assistant Treasurer, replacing Ms. Bergstrom. Mr. Ramczyk has served as Manager,
Mutual Fund Accounting Operations at Thrivent since 2011.
• Andrew R. Kellogg will serve as Vice President, replacing Ms. Stelter. Mr. Kellogg has served as the Director of Strategic
Partnerships at Thrivent Financial since 2021. Prior to that, he was Director, Client Relations at SS&C/DST Systems, Inc. from
2016 to 2021.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
34788AR R5-22
The distributor for Thrivent Church Loan and Income Fund is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC , and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Church Loan and Income Fund annual and semi-annual shareholder reports are made available on thriventfunds.com/intervalfunds, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by enrolling at thrivent.
com/gopaperless.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Church Loan and Income Fund in the future, you may write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventfunds.com/intervalfunds.
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Church Loan and
Income Fund in the future, contact your financial professional. Reports are also available by visiting
thriventfunds.com/intervalfunds.